Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases
Schedule of Supplemental information related to leases

As of December 31,
2019
RMB

Operating lease right-of-use assets	901,956

Current operating lease liabilities	298,728
Non-current operating lease liabilities	504,442
Total operating lease liabilities	803,170

Weighted average remaining lease term (in years)	6

Weighted average discount rate	4.36%

Schedule of Supplemental cash flow information related to leases

7. Operating Leases (Continued)

1)	Lease as lessee (Continued)

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	322,857
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	499,124
Right-of-use assets decreased due to lease modifications:
Operating leases	168,380

Schedule of Maturities of lease liabilities

As of
December 31, 2019
RMB
2020	285,743
2021	196,902
2022	105,055
2023	82,610
2024	50,415
2025 and after	184,470
Total lease commitment	905,195
Less: Imputed interest	(102,025)
Total operating lease liabilities	803,170
Less: Current operating lease liabilities	(298,728)
Long-term operating lease liabilities	504,442

Schedule of minimum lease payments under all non-cancellable leases

As of December 31,
2018
RMB

2019	167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	982,190